Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2020
Other Provisions Contingent Liabilities And Contingent Assets [Abstract]
Asset retirement obligation rollforward

The following table reconciles the change in TransGlobe's asset retirement obligation:

($000s)	2020	2019
Balance, beginning of year	13,612	12,113
Changes in estimates for asset retirement obligations and additional obligations recognized	(624)	746
Obligations settled	(458)	(46)
Asset retirement obligation accretion	259	215
Effect of movements in foreign exchange rates	253	584
Balance, end of year	13,042	13,612